Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Gross property and equipment		$ 5,456	$ 5,184
Less accumulated depreciation		(3,787)	(3,093)
Net property and equipment	$ 1,968	1,669	2,091
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment		$ 2,636	2,357
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life (Years)		2 years
Gross property and equipment		$ 1,279	970
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Life (Years)		5 years
Gross property and equipment		$ 425	474
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life (Years)		5 years
Gross property and equipment		$ 772	772
Other Property [Member]
Property, Plant and Equipment [Line Items]
Useful Life (Years)		7 years
Gross property and equipment		$ 13	13
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment		$ 331	$ 598
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (Years)	2 years	2 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life (Years)		5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (Years)	7 years	7 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life (Years)		7 years